POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED NOVEMBER 26, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares CleantechTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

On November 21, 2012, Invesco PowerShares Investment Capital Management LLC (the "Adviser") voluntarily agreed (i) to waive permanently a portion of its management fee currently in effect for PowerShares S&P 500® High Quality Portfolio (the "Fund"), a series of PowerShares Exchange-Traded Fund Trust (the "Trust"), reducing that fee to 0.29% of the Fund's average daily net assets; and (ii) to amend the Amended and Restated Excess Expense Agreement (the "Expense Agreement") between the Trust and the Adviser with respect to the Fund, such that, after accounting for the amendment to the Expense Agreement, the operating expenses of the Fund will not exceed 0.29% of the Fund's average daily net assets. Therefore, effective immediately, the Trust's prospectus is revised as follows:

•  The second full paragraph on page 95, under the section "Management of the Funds—Portfolio Managers," is deleted and replaced with the following:

The Adviser receives management fees from each Fund (except PowerShares S&P 500 BuyWrite Portfolio and PowerShares S&P 500® High Quality Portfolio) equal to 0.50% of the Fund's average daily net assets. Effective November 21, 2012, the Adviser receives management fees from PowerShares S&P 500® High Quality Portfolio equal to 0.29% of the Fund's average daily net assets. The Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement"), pursuant to which the Adviser has agreed to (i) waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (except PowerShares S&P 500 BuyWrite Portfolio, PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500® High Quality Portfolio) (excluding interest expenses, offering costs, sub-licensing fees, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year, at least until August 31, 2013; (ii) to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of PowerShares Morningstar StockInvestor Core Portfolio (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes,

Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year, at least until August 31, 2013; and (iii) effective November 21, 2012, to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of PowerShares S&P 500® High Quality Portfolio (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.29% of the Fund's average daily net assets per year, at least until August 31, 2013 (collectively, the "Expense Caps"). The offering costs excluded from the Expense Caps are: (a) initial legal fees pertaining to each Fund's Shares offered for sale; (b) initial SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses that the Adviser bears are subject to recapture by the Adviser for up to three years from the date that the Adviser bore the fee or expense, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Please Retain This Supplement For Future Reference.

P-PS-PRO-4 SUP-2 112612

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED NOVEMBER 26, 2012 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 31, 2012

On November 21, 2012, Invesco PowerShares Investment Capital Management LLC (the "Adviser") voluntarily agreed (i) to waive permanently a portion of its management fee currently in effect for PowerShares S&P 500® High Quality Portfolio (the "Fund"), a series of PowerShares Exchange-Traded Fund Trust (the "Trust"), reducing that fee to 0.29% of the Fund's average daily net assets; and (ii) to amend the Amended and Restated Excess Expense Agreement (the "Expense Agreement") between the Trust and the Adviser with respect to the Fund, such that, after accounting for the amendment to the Expense Agreement, the operating expenses of the Fund will not exceed 0.29% of the Fund's average daily net assets. Therefore, effective immediately, the Statement of Additional Information is revised as follows:

•  On pages 52 and 53, the first paragraph and advisory fee table in the section titled "Management—Investment Advisory Agreement" are deleted and replaced with the following:

Investment Advisory Agreement. Pursuant to an Investment Advisory Agreement between the Adviser and the Trust (the "Investment Advisory Agreement"), each Fund has agreed to pay an annual advisory fee equal to a percentage of its average daily net assets set forth in the chart below (the "Advisory Fee").

Fund	Advisory Fee
PowerShares Aerospace & Defense Portfolio	0.50% of average daily net assets
PowerShares Buyback AchieversTM Portfolio	0.50% of average daily net assets
PowerShares CleantechTM Portfolio	0.50% of average daily net assets
PowerShares Dividend AchieversTM Portfolio	0.40% of average daily net assets
PowerShares DWA Technical LeadersTM Portfolio	0.50% of average daily net assets
PowerShares Dynamic Banking Portfolio	0.50% of average daily net assets
PowerShares Dynamic Basic Materials Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Biotechnology & Genome Portfolio	0.50% of average daily net assets
PowerShares Dynamic Building & Construction Portfolio	0.50% of average daily net assets
PowerShares Dynamic Consumer Discretionary Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Consumer Staples Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Energy Exploration & Production Portfolio	0.50% of average daily net assets
PowerShares Dynamic Energy Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Financial Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Food & Beverage Portfolio	0.50% of average daily net assets
PowerShares Dynamic Healthcare Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Industrials Sector Portfolio	0.50% of average daily net assets

Fund	Advisory Fee
PowerShares Dynamic Insurance Portfolio	0.50% of average daily net assets
PowerShares Dynamic Large Cap Growth Portfolio	0.50% of average daily net assets
PowerShares Dynamic Large Cap Value Portfolio	0.50% of average daily net assets
PowerShares Dynamic Leisure and Entertainment Portfolio	0.50% of average daily net assets
PowerShares Dynamic MagniQuant Portfolio	0.50% of average daily net assets
PowerShares Dynamic Market Portfolio	0.50% of average daily net assets
PowerShares Dynamic Media Portfolio	0.50% of average daily net assets
PowerShares Dynamic Networking Portfolio	0.50% of average daily net assets
PowerShares Dynamic Oil & Gas Services Portfolio	0.50% of average daily net assets
PowerShares Dynamic OTC Portfolio	0.50% of average daily net assets
PowerShares Dynamic Pharmaceuticals Portfolio	0.50% of average daily net assets
PowerShares Dynamic Retail Portfolio	0.50% of average daily net assets
PowerShares Dynamic Semiconductors Portfolio	0.50% of average daily net assets
PowerShares Dynamic Software Portfolio	0.50% of average daily net assets
PowerShares Dynamic Technology Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Utilities Portfolio	0.50% of average daily net assets
PowerShares Financial Preferred Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI US 1000 Portfolio	0.29% of average daily net assets
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	0.29% of average daily net assets
PowerShares Fundamental Pure Large Core Portfolio*	0.29% of average daily net assets
PowerShares Fundamental Pure Large Growth Portfolio	0.29% of average daily net assets
PowerShares Fundamental Pure Large Value Portfolio	0.29% of average daily net assets
PowerShares Fundamental Pure Mid Core Portfolio*	0.29% of average daily net assets
PowerShares Fundamental Pure Mid Growth Portfolio*	0.29% of average daily net assets
PowerShares Fundamental Pure Mid Value Portfolio*	0.29% of average daily net assets
PowerShares Fundamental Pure Small Core Portfolio*	0.29% of average daily net assets
PowerShares Fundamental Pure Small Growth Portfolio*	0.29% of average daily net assets
PowerShares Fundamental Pure Small Value Portfolio*	0.29% of average daily net assets
PowerShares Global Listed Private Equity Portfolio	0.50% of average daily net assets
PowerShares Golden Dragon China Portfolio	0.50% of average daily net assets
PowerShares High Yield Equity Dividend AchieversTM Portfolio	0.40% of average daily net assets
PowerShares International Dividend AchieversTM Portfolio	0.40% of average daily net assets
PowerShares Lux Nanotech Portfolio	0.50% of average daily net assets
PowerShares Morningstar StockInvestor Core Portfolio	0.50% of average daily net assets
PowerShares NASDAQ Internet Portfolio	0.60% of average daily net assets
PowerShares S&P 500 BuyWrite Portfolio	0.75% of average daily net assets
PowerShares S&P 500® High Quality Portfolio**	0.29% of average daily net assets
PowerShares Water Resources Portfolio	0.50% of average daily net assets
PowerShares WilderHill Clean Energy Portfolio	0.50% of average daily net assets
PowerShares WilderHill Progressive Energy Portfolio	0.50% of average daily net assets
PowerShares Zacks Micro Cap Portfolio	0.50% of average daily net assets

* Prior to June 16, 2011, each Fund's annual management fee was 0.50% of the Fund's average daily net assets.

** Effective November 21, 2012, the Adviser voluntarily agreed to waive permanently a portion of its management fees for the Fund to reduce its management fee for the Fund to 0.29% of the Fund's average daily net assets.

•  On pages 54 and 55, the expense cap table in the section titled "Management—Investment Advisory Agreement" is deleted and replaced with the following:

Fund	Expense Cap
PowerShares Aerospace & Defense Portfolio	0.60% of average net assets
PowerShares Buyback AchieversTM Portfolio	0.60% of average net assets
PowerShares CleantechTM Portfolio	0.60% of average net assets
PowerShares Dividend AchieversTM Portfolio	0.50% of average net assets
PowerShares DWA Technical LeadersTM Portfolio	0.60% of average net assets
PowerShares Dynamic Banking Portfolio	0.60% of average net assets
PowerShares Dynamic Basic Materials Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Biotechnology & Genome Portfolio	0.60% of average net assets
PowerShares Dynamic Building & Construction Portfolio	0.60% of average net assets
PowerShares Dynamic Consumer Discretionary Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Consumer Staples Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Energy Exploration & Production Portfolio	0.60% of average net assets
PowerShares Dynamic Energy Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Financial Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Food & Beverage Portfolio	0.60% of average net assets
PowerShares Dynamic Healthcare Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Industrials Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Insurance Portfolio	0.60% of average net assets
PowerShares Dynamic Large Cap Growth Portfolio	0.60% of average net assets
PowerShares Dynamic Large Cap Value Portfolio	0.60% of average net assets
PowerShares Dynamic Leisure and Entertainment Portfolio	0.60% of average net assets
PowerShares Dynamic MagniQuant Portfolio	0.60% of average net assets
PowerShares Dynamic Market Portfolio	0.60% of average net assets
PowerShares Dynamic Media Portfolio	0.60% of average net assets
PowerShares Dynamic Networking Portfolio	0.60% of average net assets
PowerShares Dynamic Oil & Gas Services Portfolio	0.60% of average net assets
PowerShares Dynamic OTC Portfolio	0.60% of average net assets
PowerShares Dynamic Pharmaceuticals Portfolio	0.60% of average net assets
PowerShares Dynamic Retail Portfolio	0.60% of average net assets
PowerShares Dynamic Semiconductors Portfolio	0.60% of average net assets
PowerShares Dynamic Software Portfolio	0.60% of average net assets
PowerShares Dynamic Technology Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Utilities Portfolio	0.60% of average net assets
PowerShares Financial Preferred Portfolio	0.60% of average net assets
PowerShares FTSE RAFI US 1000 Portfolio	0.39% of average net assets

Fund	Expense Cap
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	0.39% of average net assets
PowerShares Fundamental Pure Large Core Portfolio*	0.39% of average net assets
PowerShares Fundamental Pure Large Growth Portfolio	0.39% of average net assets
PowerShares Fundamental Pure Large Value Portfolio	0.39% of average net assets
PowerShares Fundamental Pure Mid Core Portfolio*	0.39% of average net assets
PowerShares Fundamental Pure Mid Growth Portfolio*	0.39% of average net assets
PowerShares Fundamental Pure Mid Value Portfolio*	0.39% of average net assets
PowerShares Fundamental Pure Small Core Portfolio*	0.39% of average net assets
PowerShares Fundamental Pure Small Growth Portfolio*	0.39% of average net assets
PowerShares Fundamental Pure Small Value Portfolio*	0.39% of average net assets
PowerShares Global Listed Private Equity Portfolio	0.60% of average net assets
PowerShares Golden Dragon China Portfolio	0.60% of average net assets
PowerShares High Yield Equity Dividend AchieversTM Portfolio	0.50% of average net assets
PowerShares International Dividend AchieversTM Portfolio	0.50% of average net assets
PowerShares Lux Nanotech Portfolio	0.60% of average net assets
PowerShares Morningstar StockInvestor Core Portfolio**	0.50% of average net assets
PowerShares NASDAQ Internet Portfolio***	N/A
PowerShares S&P 500 BuyWrite Portfolio***	N/A
PowerShares S&P 500® High Quality Portfolio**	0.50% of average net assets
PowerShares Water Resources Portfolio	0.60% of average net assets
PowerShares WilderHill Clean Energy Portfolio	0.60% of average net assets
PowerShares WilderHill Progressive Energy Portfolio	0.60% of average net assets
PowerShares Zacks Micro Cap Portfolio	0.60% of average net assets

* Prior to June 16, 2011 the Fund's Expense Cap was 0.60% and excluded licensing fees.

** Prior to July 1, 2010, the Fund's Expense Cap was 0.60% and excluded licensing fees. Effective November 21, 2012, the Adviser voluntarily agreed to amend the Expense Agreement between the Trust and the Adviser with respect to the PowerShares S&P 500® High Quality Portfolio, such that, after accounting for the amendment to the Expense Agreement, the operating expenses of that Fund will not exceed 0.29% of the Fund's average daily net assets.

*** As stated above, the Fund is not subject to the Expense Agreement.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-1 112612